Segment Information	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Segment Information
NOTE 19.	SEGMENT INFORMATION

The Company classifies its operations into two reportable segments:  (1) Telecommunications Services, consisting principally of its video, high-speed data, VoIP and its commercial high-speed data and voice services operations; and (2) Other, consisting principally of (i) Newsday, consisting of the Newsday daily newspaper and related assets, (ii) our motion picture theater business, Clearview Cinemas, (iii) the News 12 Networks, (iv) the MSG Varsity network, (v) RASCO, a cable television advertising company, and (vi) certain other businesses and unallocated corporate costs.  On December 31, 2010, Rainbow Media Holdings transferred its membership interests in News 12 Networks, RASCO and certain other businesses to wholly-owned subsidiaries of CSC Holdings in contemplation of the proposed AMC Networks Distribution.  The operations of News 12 Networks and RASCO, which were previously included in the Rainbow segment, have been reclassified to the Other segment for all periods presented.  The operations of Newsday, which were previously reported in a separate Newsday segment, have also been reclassified to the Other segment for all periods presented.

The Company's reportable segments are strategic business units that are managed separately.  The Company evaluates segment performance based on several factors, of which the primary financial measure is business segment adjusted operating cash flow (defined as operating income (loss) excluding depreciation and amortization (including impairments), share-based compensation expense or benefit and restructuring expense or credit), a non-GAAP measure.  The Company has presented the components that reconcile adjusted operating cash flow to operating income (loss), an accepted GAAP measure.  Information as to the operations of the Company's reportable business segments is set forth below.

	Years Ended December 31,
	2010	2009	2008
Revenues, net from continuing operations
Telecommunications Services	$5,735,522	$5,431,500	$5,165,367
Other	465,975	494,266	336,004
Inter-segment eliminations	(23,922)	(25,692)	(20,572)
	$6,177,575	$5,900,074	$5,480,799

Inter-segment eliminations relate primarily to revenues recognized from the sale of local programming services to our Telecommunications Services segment.

	Years Ended December 31,
	2010	2009	2008
Inter-segment revenues
Telecommunications Services	$2,500	$2,900	$1,320
Other	21,422	22,792	19,252
	$23,922	$25,692	$20,572

Reconciliation (by Segment and in Total) of Adjusted Operating Cash Flow to Operating Income from Continuing Operations

	Years Ended December 31,
	2010	2009	2008
Adjusted operating cash flow from continuing operations
Telecommunications Services	$2,331,638	$2,204,195	$2,014,371
Other	(208,253)	(176,670)	(142,493)
	$2,123,385	$2,027,525	$1,871,878

	Years Ended December 31,
	2010	2009	2008
Depreciation and amortization (including impairments) included in continuing operations
Telecommunications Services	$(824,029)	$(856,919)	$(890,912)
Other(a)	(63,063)	(59,489)	(442,189)
	$(887,092)	$(916,408)	$(1,333,101)
______________
(a)	See Note 6 for additional information relating to Newsday impairment charges recorded in 2008.

	Years Ended December 31,
	2010	2009	2008
Share-based compensation expense included in continuing operations
Telecommunications Services	$(33,885)	$(30,748)	$(23,125)
Other	(16,404)	(19,072)	(13,209)
	$(50,289)	$(49,820)	$(36,334)

	Years Ended December 31,
	2010	2009	2008
Restructuring credits (expense) included in continuing operations
Telecommunications Services	$-	$-	$-
Other	58	(5,583)	(3,049)
	$58	$(5,583)	$(3,049)

	Years Ended December 31,
	2010	2009	2008
Operating income (loss) from continuing operations
Telecommunications Services	$1,473,724	$1,316,528	$1,100,334
Other	(287,662)	(260,814)	(600,940)
	$1,186,062	$1,055,714	$499,394

A reconciliation of reportable segment amounts to Cablevision's and CSC Holdings' consolidated balances is as follows:

	Years Ended December 31,
	2010	2009	2008
Operating income (loss) from continuing operations before income taxes
Total operating income for reportable segments	$1,473,724	$1,316,528	$1,100,334
Other operating loss	(287,662)	(260,814)	(600,940)
Operating income	1,186,062	1,055,714	499,394

Items excluded from operating income (loss):
CSC Holdings interest expense	(531,210)	(559,072)	(569,132)
CSC Holdings interest income	366	2,995	6,690
CSC Holdings intercompany interest income	60,506	62,405	26,155
Gain on sale of programming interests, net	2,051	-	-
Gain (loss) on investments, net	109,813	(977)	(33,176)
Gain (loss) on equity derivative contracts, net	(72,044)	631	51,772
Loss on interest rate swap contracts, net	(85,013)	(75,631)	(202,840)
Loss on extinguishment of debt and write-off of deferred financing costs	-	(72,870)	-
Miscellaneous, net	1,433	543	881
CSC Holdings income (loss) from continuing operations before income taxes	671,964	413,738	(220,256)
Cablevision interest expense	(180,083)	(114,120)	(125,874)
Intercompany interest expense	(60,506)	(62,405)	(26,155)
Cablevision interest income	176	383	591
Loss on extinguishment of debt and write-off of deferred financing costs	(110,049)	(587)	-
Miscellaneous, net	14	-	4
Cablevision income (loss) from continuing operations before income taxes	$321,516	$237,009	$(371,690)

	Years Ended December 31,
	2010	2009	2008
Capital Expenditures
Telecommunications Services	$779,928	$696,492	$783,711
Other	43,317	41,032	46,621
	$823,245	$737,524	$830,332

Substantially all revenues and assets of the Company's reportable segments are attributed to or located in the United States primarily concentrated in the New York metropolitan area.